EQUITY - General and Limited Partnership Units (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of shares issued, opening balance (in shares)	0
Number of shares issued, closing balance (in shares)	72,955,585	0
Weighted average number of redemptions exchange units (in shares)	69,700,000	69,700,000
Redemption-exchange units
Number of shares issued, opening balance (in shares)	69,705,497	69,705,497
Number of shares issued, closing balance (in shares)	69,705,497	69,705,497
Total
Number of shares issued, opening balance (in shares)	77,085,497	79,031,988
Repurchased and canceled (in shares)	(2,525,490)	(1,946,491)
Conversion from BBUC exchangeable shares (in shares)	52,500	0
Number of shares issued, closing balance (in shares)	74,612,507	77,085,497
GP Units
Number of shares issued, opening balance (in shares)	4	4
Repurchased and canceled (in shares)	0	0
Conversion from BBUC exchangeable shares (in shares)	0	0
Number of shares issued, closing balance (in shares)	4	4
LP Units
Number of shares issued, opening balance (in shares)	77,085,493	79,031,984
Repurchased and canceled (in shares)	(2,525,490)	(1,946,491)
Conversion from BBUC exchangeable shares (in shares)	52,500	0
Number of shares issued, closing balance (in shares)	74,612,503	77,085,493